Fair Value Measurements - Schedule of Financial Instruments Not Recorded at Fair Value on a Recurring Basis (Details) - Other long-term debt - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	$ 1,147	$ 1,151
Fair Value	$ 1,079	$ 1,156